Fair Value Measurements - Schedule of Key Inputs (Details) - Exchange Note [Member]	Sep. 30, 2025		Dec. 31, 2024		Nov. 26, 2024	Aug. 08, 2024	Jun. 24, 2024
Risk-free interest rate [Member]
Fair Value Measurements
Measurement input of notes payable	4.11		4.08		4.27	4.33	4.98
Expected term (years) [Member]
Fair Value Measurements
Measurement input of notes payable	0.08		0.98		1.08	1.38	1.48
Volatility [Member]
Fair Value Measurements
Measurement input of notes payable	70.61		156		148	114.24	110.2
Stock price [Member]
Fair Value Measurements
Measurement input of notes payable	0.61		1.36		2.03	3.11	12.11
Debt discount rate [Member]
Fair Value Measurements
Measurement input of notes payable	0	[1]	42.5	[1]	42	47.71	48.79

[1]	These assumptions are not used for valuation of Exchange Note as of September 30, 2025.